Investments (Equity Method Investee, Income (Loss)) (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		May 11, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Schedule of Equity Method Investments [Line Items]
Equity interests income (loss)			$ (52.8)	$ 10.7	$ 44.2
EPIX
Schedule of Equity Method Investments [Line Items]
Equity interests income (loss)		$ 4.0	4.0	31.0	52.1
Pop
Schedule of Equity Method Investments [Line Items]
Equity interests income (loss)			(9.0)	(6.9)	(1.8)
Other
Schedule of Equity Method Investments [Line Items]
Equity interests income (loss)	[1]		$ (47.8)	$ (13.4)	$ (6.1)

[1]	The Company records its share of the net income or loss of certain other equity method investments on a one quarter lag.